Statements of Cash Flows (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Cash Flows From Operating Activities
Net loss	$ (59,236)	$ (1,900)	$ (61,136)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Common stock issued for services	970		970
Changes in:
Prepaid expenses	(7,500)		(7,500)
Deposits	(48,000)		(48,000)
Accrued liabilities		1,200	1,200
Net cash used in operating activities	(113,766)	(700)	(114,466)
Cash Flows From Financing Activities
Proceeds from issuance of common stock		2,000	2,000
Repurchase of common shares	(1,970)		(1,970)
Proceeds from note payable - related party	160,000		160,000
Repayments of notes payable - related party	(2,207)		(2,207)
Shareholder contributions		700	700
Net cash provided by financing activities	155,823	2,700	158,523
Net increase in cash	42,057	2,000	44,057
Cash at beginning of period	2,000
Cash at end of period	44,057	2,000	44,057
Cash paid for:
Interest
Taxes
Non-cash transactions:
Common stock issued for subscription receivable	457		457
Common stock issued for services	$ 970		$ 970